Consolidated Statements of Operations Quarterly (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Income Statement [Abstract]
Revenue	$ 256,000	$ (51,200)	$ 2,056,000	$ 102,400
Cost of revenue	(862,400)	(423,674)	(2,235,534)	(878,601)
Gross Profit (Loss)	(606,400)	(474,874)	(179,534)	(776,201)
OPERATING EXPENSES
General and administrative expenses	(370,067)	(443,345)	(1,106,121)	(1,208,142)
Related party salary and wages	(51,250)	(74,500)	(342,167)	(258,837)
Total Operating Expenses	(421,317)	(517,845)	(1,448,288)	(1,466,979)
Loss From Operations	(1,027,717)	(992,719)	(1,627,822)	(2,243,180)
OTHER INCOME (EXPENSES)
Rent income				1,920
Interest expense, net		(28,161)		(156,815)
Penalty expenses	(141,945)		(141,945)
Gain /(Loss) from change in fair value		45,490		64,584
Gain/(Loss) from lease termination				(3,251)
Gain/(Loss) from prepaid convertible note		(104,482)		(232,797)
Gain/(Loss) from warrant termination				(12,343)
Gain/(Loss) from warrant exercise				(75,000)
Total Other Expenses	(141,945)	(87,153)	(141,945)	(413,702)
Loss Before Income Tax Provision	(1,169,662)	(1,079,872)	(1,769,767)	(2,656,882)
Income tax provision				55,347
NET LOSS	(1,169,662)	(1,079,872)	(1,769,767)	(2,601,535)
Preferred shares dividend expense	(14,504)	(7,009)	(17,343)	(7,009)
Net loss available to common stock holders	$ (1,184,166)	$ (1,086,881)	$ (1,787,110)	$ (2,608,544)
NET LOSS PER SHARE: BASIC	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
NET LOSS PER SHARE: DILUTED	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	321,035,615	174,927,364	267,359,634	174,927,364
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	321,035,615	174,927,364	267,359,634	174,927,364